Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 328,512,000	$ 21,839,868,000			$ 21,839,868
Messaging Services, at a point in time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues					21,609,822
Platform Leasing, over time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues					$ 230,046